OTHER OPERATING INCOME (Details) - The Group [member] £ in Millions	12 Months Ended
Dec. 31, 2016 GBP (£)
OTHER OPERATING INCOME (Details) [Line Items]
Liability management	£ 2,019
Restructuring Costs	£ 1,026